13F-HR
                             Form 13F Holdings Report
                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 13F

                                 FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment []; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, Connecticut 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Eric Komitee
Title: 	General Counsel
Phone: 	203-863-5062

Signature, Place and Date of Signing:

/s/ Eric Komitee,  Greenwich, Connecticut, February 14, 2012

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  9,586,045
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                                                 VALUE     SHRS OR   SH/ PUT/ INVSTMT OTH    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP     X($1000)    PRN AMT   PRN CALL DSCRETN MGR  SOLE    SHARED    NONE
ALBEMARLE CORP                      COM            012653101     167,598   3,253,700 SH       SOLE       3253700
ALEXION PHARMACEUTICALS INC         COM            015351109     239,088   3,343,896 SH       SOLE       3343896
AMERICAN TOWER CORP                 CL A           029912201     196,345   3,271,887 SH       SOLE       3271887
AMERISOURCEBERGEN CORP              COM            03073E105       6,318     169,900 SH       SOLE       169900
APPLE INC                           COM            037833100     524,029   1,293,900 SH       SOLE       1293900
ASSURED GUARANTY LTD                COM            G0585R106      19,639   1,494,600 SH       SOLE       1494600
AXIS CAPITAL HOLDINGS               SHS            G0692U109      27,392     857,100 SH       SOLE       857100
BAIDU INC                           SPON ADR REP A 056752108     506,749   4,350,898 SH       SOLE       4350898
BIOGEN IDEC INC                     COM            09062X103     162,488   1,476,496 SH       SOLE       1476496
CAPITAL ONE FINL CORP               COM            14040H105     327,986   7,755,654 SH       SOLE       7755654
CARDINAL HEALTH INC                 COM            14149Y108      41,150   1,013,317 SH       SOLE       1013317
CAREFUSION CORP                     COM            14170T101     261,948  10,308,891 SH       SOLE       10308891
CARTER INC                          COM            146229109      97,809   2,456,900 SH       SOLE       2456900
CHECK POINT SOFTWARE TECH LT        ORD            M22465104      18,248     347,332 SH       SOLE       347332
CHEVRON CORP NEW                    COM            166764100      56,796     533,800 SH       SOLE       533800
CIGNA CORPORATION                   COM            125509109     150,974   3,594,630 SH       SOLE       3594630
CISCO SYS INC                       COM            17275R102     134,148   7,419,700 SH       SOLE       7419700
CITIGROUP INC                       COM NEW        172967424      52,383   1,991,000 SH       SOLE       1991000
D R HORTON INC                      COM            23331A109     111,752   8,862,200 SH       SOLE       8862200
DAVITA INC                          COM            23918K108     272,831   3,598,889 SH       SOLE       3598889
EBAY INC                            COM            278642103     288,107   9,499,086 SH       SOLE       9499086
EOG RES INC                         COM            26875P101      69,577     706,300 SH       SOLE       706300
LAUDER ESTEE COS INC                CL A           518439104     135,569   1,206,996 SH       SOLE       1206996
EXPRESS SCRIPTS INC                 COM            302182100      48,680   1,089,300 SH       SOLE       1089300
FEDEX CORP                          COM            31428X106      86,508   1,035,900 SH       SOLE       1035900
GILEAD SCIENCES INC                 COM            375558103      43,561   1,064,300 SH       SOLE       1064300
GRIFOLS S A                         SPONSORED ADR  398438309       9,233   1,669,650 SH       SOLE       1669650
BLOCK H & R INC                     COM            093671105     386,304  23,656,111 SH       SOLE       23656111
HEALTH MGMT ASSOC INC NEW           CL A           421933102      80,442  10,914,861 SH       SOLE       10914861
HOST HOTELS & RESORTS INC           COM            44107P104     137,981   9,342,000 SH       SOLE       9342000
HUMANA INC                          COM            444859102     182,651   2,084,825 SH       SOLE       2084825
INHIBITEX INC                       COM            45719T103       8,664     792,000 SH       SOLE       792000
INVESCO LTD                         SHS            G491BT108     528,221  26,292,742 SH       SOLE       26292742
JPMORGAN CHASE & CO                 COM            46625H100     119,693   3,599,800 SH       SOLE       3599800
LINEAR TECHNOLOGY CORP              COM            535678106      66,008   2,198,100 SH       SOLE       2198100
LYONDELLBASELL INDUSTRIES N         SHS - A -      N53745100     399,193  12,286,648 SH       SOLE       12286648
MARSH & MCLENNAN COS INC            COM            571748102      53,427   1,689,659 SH       SOLE       1689659
MASTERCARD INC                      CL A           57636Q104     426,319   1,143,500 SH       SOLE       1143500
MEDNAX INC                          COM            58502B106      92,450   1,283,863 SH       SOLE       1283863
METLIFE INC                         COM            59156R108     129,340   4,148,200 SH       SOLE       4148200
MONSANTO CO NEW                     COM            61166W101      77,693   1,108,800 SH       SOLE       1108800
NEWS CORP                           CL A           65248E104      86,832   4,867,300 SH       SOLE       4867300
OCCIDENTAL PETE CORP DEL            COM            674599105      55,507     592,400 SH       SOLE       592400
ONCOTHYREON INC                     COM            682324108      23,590   3,112,250 SH       SOLE       3112250
PENN WEST PETE LTD NEW              COM            707887105     158,855   8,022,996 SH       SOLE       8022996
PIONEER NAT RES CO                  COM            723787107      53,392     596,700 SH       SOLE       596700
PRICELINE COM INC                   COM NEW        741503403     269,946     577,166 SH       SOLE       577166
PRUDENTIAL FINL INC                 COM            744320102     197,091   3,932,400 SH       SOLE       3932400
QUALCOMM INC                        COM            747525103     464,200   8,486,300 SH       SOLE       8486300
SANDISK CORP                        COM            80004C101     161,539   3,282,646 SH       SOLE       3282646
ST JUDE MED INC                     COM            790849103      27,834     811,500 SH       SOLE       811500
TATA MTRS LTD                       SPONSORED ADR  876568502       5,206     308,100 SH       SOLE       308100
TEXAS INSTRS INC                    COM            882508104     130,925   4,497,600 SH       SOLE       4497600
SHERWIN WILLIAMS CO                 COM            824348106     136,221   1,525,951 SH       SOLE       1525951
UNIVERSAL HLTH SVCS INC             CL B           913903100     173,100   4,454,456 SH       SOLE       4454456
US BANCORP DEL                      COM NEW        902973304     584,112  21,593,800 SH       SOLE       21593800
VALEANT PHARMACEUTICALS INTL        COM            91911K102     312,403   6,691,019 SH       SOLE       6691019


S REPORT SUMMARY 57 # OF DATA RECORDS
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